INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX EXPENSE
Schedule of components of income tax expense

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Current:
U.S.
Federal	1,290,009	672,064	1,502,796
State and local	367,441	(168,846)	188,612
Total current	1,657,450	503,218	1,691,408
Deferred:
U.S.
Federal	96,804	(96,804)	—
State and local	(52,641)	52,641	—
Total deferred	44,163	(44,163)	—
Income tax expense	1,701,613	459,055	1,691,408

Schedule of reconciliation between the income tax expense and the actual provision

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Loss before income tax	(71,476,322)	(79,512,792)	(17,254,962)
PRC statutory income tax rate	25%	25%	25%
Income tax credit computed at PRC statutory income tax rate	(17,869,081)	(19,878,198)	(4,313,740)
Impact of PRC preferential income tax rate as qualified TASE	7,147,633	7,951,279	1,725,496
Difference in income tax rates of overseas entities	10,549,985	10,560,029	(1,012,031)
Research and development super-deduction(a)	(569,016)	(1,724,740)	(693,340)
Research and development tax credits	—	(569,575)	(668,854)
Non-deductible expenses	1,054	3,695	7,241
Foreign derived intangible income deduction	—	(487,183)	(394,979)
Changes in valuation allowance	2,277,418	4,517,358	7,064,573
State tax	291,500	76,127	(22,363)
Others	(127,880)	10,263	(595)
Income tax expense	1,701,613	459,055	1,691,408

Note (a): Due to the impacts of research and development super-deduction, the Group’s subsidiary, Adagene (Suzhou) Limited, did not have any income taxes for the years ended December 31, 2021, and 2022.

Schedule of tax effects of temporary differences that give rise to the deferred tax balances

	As of December 31,
	2022	2023
	US$	US$
Deferred tax assets:
Net operating loss carry forward	8,217,976	15,413,070
Tax credit carry forward	391,843	1,077,073
Capitalized research and development expenses	756,197	—
Capitalized inventory	94,954	72,402
Unrealized foreign exchange gain/losses	116,238	67,453
Accrued expenses	29,702	—
Amortization of right-of-use assets and interest of lease liabilities	546	676
Gross deferred tax assets	9,607,456	16,630,674
Less: valuation allowance	(9,524,497)	(16,589,070)
Deferred tax assets	82,959	41,604

Deferred tax liabilities:
Depreciation and amortization of property, equipment and software	(82,959)	(41,604)
Deferred tax liabilities	(82,959)	(41,604)
Total deferred tax liabilities, net	—	—

Schedule of movement of the valuation allowance

	2021	2022	2023
	US$	US$	US$
Balance as of January 1	2,729,721	5,007,139	9,524,497
Addition	2,277,418	4,517,358	7,064,573
Balance as of December 31	5,007,139	9,524,497	16,589,070